Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at end of period	$ (384,566)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	17,346	$ 14,671
Impairment losses recognized (Note 25.3)	(3,190)	1,784	$ 7,578
Amounts written off as uncollectible	15,118	(643)
Exchange differences	454	1,534
Financial assets at end of period	$ 4,964	$ 17,346	$ 14,671
Dow Corning Corporation [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
% of sales		12.20%	13.70%